FINANCIAL RISK MANAGEMENT, Commodity Price Risk (Details) - Commodity Price Risk [Member] $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($) Ton $ / Ton	Dec. 31, 2020 ARS ($) $ / Ton	Dec. 31, 2019 ARS ($) $ / Ton	Dec. 31, 2021 USD ($)
Commodity Rate Risk [Abstract]
Percentage decrease in price of Liquids due to COVID	30.00%
Increase (decrease) in international price of LPG and natural gasoline | $ / Ton	50	50	50
Monthly Tons [Abstract]
Premium paid | $				$ 3
Derivative financial instruments | $	$ 0	$ 0
Propane [Member] | October 2018 - April 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	6,045
Propane [Member] | May 2019 - September 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	0
Propane [Member] | October 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	9,068
Propane [Member] | November 2019 - April 2020 [Member]
Monthly Tons [Abstract]
Monthly tons	13,098
Butane [Member] | October 2018 - April 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	4,506
Butane [Member] | May 2019 - September 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	0
Butane [Member] | October 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	7,010
Butane [Member] | November 2019 - April 2020 [Member]
Monthly Tons [Abstract]
Monthly tons	10,014
Natural Gasoline [Member] | October 2018 - April 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	2,700
Natural Gasoline [Member] | May 2019 - September 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	4,100
Natural Gasoline [Member] | October 2019 [Member]
Monthly Tons [Abstract]
Monthly tons	4,200
Natural Gasoline [Member] | November 2019 - April 2020 [Member]
Monthly Tons [Abstract]
Monthly tons	6,000
Liquids Production and Commercialization [Member]
Commodity Rate Risk [Abstract]
Decrease in net comprehensive income due to commodity risk | $	$ 2,247,959	$ 3,047,312	$ 2,369,548